Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2024 and 31 December 2023. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 39(d) to the Consolidated Financial Statements in the 2023 Annual Report.

	30 June 2024		31 December 2023
	Fair	Carrying	Fair	Carrying
	value	value	value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	204,769	206,679	209,641	211,222
Loans and advances to banks	1,105	1,105	1,216	1,216
Reverse repurchase agreements - non-trading	15,315	15,319	12,470	12,468
Other financial assets at amortised cost	1,737	1,744	144	152
	222,926	224,847	223,471	225,058
Liabilities
Deposits by customers	189,374	189,847	194,907	195,149
Deposits by banks	16,566	16,541	20,408	20,357
Repurchase agreements - non-trading	6,626	6,623	8,413	8,411
Debt securities in issue	35,894	35,914	35,375	35,778
Subordinated liabilities	2,573	2,397	2,749	2,386
	251,033	251,322	261,852	262,081

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2024 and 31 December 2023, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2024				31 December 2023
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	865	—	865	—	1,129	—	1,129	A
	Interest rate contracts	—	1,902	—	1,902	—	2,227	1	2,228	A & C
	Equity and credit contracts	—	139	37	176	—	127	35	162	B & D
	Netting	—	(1,765)	—	(1,765)	—	(2,047)	—	(2,047)
		—	1,141	37	1,178	—	1,436	36	1,472
Other financial assets at FVTPL	Loans and advances to customers	—	287	44	331	—	309	46	355	A
	Debt securities	—	165	40	205	—	168	49	217	A, B & D
	Equity securities	—	—	33	33	—	—	30	30	B
		—	452	117	569	—	477	125	602
Financial assets at FVOCI	Debt securities	8,293	325	—	8,618	8,293	188	—	8,481	D
		8,293	325	—	8,618	8,293	188	—	8,481
Total assets at fair value		8,293	1,918	154	10,365	8,293	2,101	161	10,555

Liabilities
Derivative financial instruments	Exchange rate contracts	—	385	—	385	—	533	—	533	A
	Interest rate contracts	—	2,122	—	2,122	—	2,379	1	2,380	A & C
	Equity and credit contracts	—	7	13	20	—	16	9	25	B & D
	Netting	—	(1,765)	—	(1,765)	—	(2,047)	—	(2,047)
		—	749	13	762	—	881	10	891
Other financial liabilities at FVTPL	Debt securities in issue	—	362	—	362	—	369	—	369	A
	Structured deposits	—	518	—	518	—	426	—	426	A
	Zero Amortising Guaranteed Notes	—	93	—	93	—	104	—	104	D
		—	973	—	973	—	899	—	899
Total liabilities at fair value		—	1,722	13	1,735	—	1,780	10	1,790

Summary of Fair Value Adjustment	The fair value adjustments are set out in the following table:

	30 June 2024	31 December 2023
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	8	(6)
- Uncertainty	27	29
- Credit risk adjustment	(2)	(2)
- Funding fair value adjustment	—	1
	33	22
Day One profit	1	(1)
	34	21

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy	The following table sets out the movements in Level 3 financial instruments in H124:

	Assets			Liabilities
	Derivatives	Other financial assets at FVTPL	Total	Derivatives	Total
	£m	£m	£m	£m	£m
At 1 January 2024	36	125	161	(10)	(10)
Total gains/(losses) recognised:
Fair value movements(1)	6	1	7	(4)	(4)
Purchases	—	1	1	—	—
Settlements	(5)	(10)	(15)	1	1
At 30 June 2024	37	117	154	(13)	(13)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period(1)	6	1	7	(4)	(4)
(1)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.